Equipment (Details) - Computer Equipment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Opening Cost	$ 15,543	$ 15,543	$ 15,543
Additions	0	0	0
Ending Cost	15,543	15,543	15,543
Opening Accumulated Depreciation	(15,338)	(15,251)
Charge for the year	0	(205)	(87)
Ending Accumulated Depreciation	(15,543)	(15,543)	(15,338)
Carrying Value	$ 0	$ 0	$ 205